Shareholder Fees	Sep. 28, 2025 USD ($)
Reinhart Mid Cap PMV Fund Series | Reinhart Mid Cap PMV Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Reinhart Mid Cap PMV Fund Series | Reinhart Mid Cap PMV Fund Advisor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Reinhart Mid Cap PMV Fund Series | Reinhart Mid Cap PMV Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Reinhart Genesis PMV Fund | Reinhart Genesis PMV Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Reinhart Genesis PMV Fund | Reinhart Genesis PMV Fund Advisor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Reinhart International PMV Fund | Reinhart International PMV Fund Advisor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0